Intangible Assets and Goodwill	9 Months Ended
Sep. 30, 2025
Intangible Assets and Goodwill [Abstract]
INTANGIBLE ASSETS AND GOODWILL
6	INTANGIBLE ASSETS AND GOODWILL

The following table summarizes the movement in the net book value of intangible assets, including goodwill for the nine-month period ended September 30:

	2025	2024

Balance as of January 1	297	272

Acquisitions*	167	—
Additions	50	32
Disposal and write-offs	(1)	—
Transfer and reclassification	2	3
Amortization	(46)	(34)
Currency translation	6	(19)

Balance as of September 30	475	254

*	This includes intangible assets acquired as part of Uklon acquisition consisting of goodwill (US$109), customer relationships (US$32), brand and trademarks (US$18) and software (US$8).

Included within total intangible asset movements for the nine-month period ended September 30, 2025, as shown above, are the following movements in goodwill for the group, per cash generating unit (“CGU”):

	2025	2024

Balance as of January 1	14	14
Acquisitions*	109	—
Transfer and reclassification	1	—
Balance as of September 30	124	14

*	For acquisitions and divestments, refer to Note 4 for further details.

Goodwill is tested for impairment annually (at September 30) or when circumstances indicate the carrying value may be impaired. The Company’s impairment test is primarily based on fair value less cost of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management. The Company considers, amongst other things, the relationship between its market capitalization and its book value, as well as the weighted average cost of capital and the quarterly financial performances of each CGU when reviewing for indicators of impairment in interim periods. Refer to the table above for an overview of the carrying value of goodwill.

Impairment losses

The Company performed annual impairment testing of goodwill as of September 30, 2025 and 2024. Based on the analysis performed, no impairment was identified for any CGUs.